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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment / /                    Amendment No.:    _______
      This Amendment (Check only one):         / / is a restatement.
                                               / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring    Gloucester, Massachusetts October 25, 2001

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.                  Name

28-05989                           Amelia Peabody Foundation




                                      -2-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $ 4,172 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File No.    Name

1.       28-05993            Philip B. Waring




                                      -3-

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                                                    FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4                    COLUMN 5              COLUMN 6

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Accenture                      Common         BMG1150G1116             6                   500             SH      Shared - Other

Alliance Resource              Common          01877R108              282                12,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106              138                 6,000            SH      Shared - Other

Applied Materials Inc          Common          038222105              142                 5,000            SH      Shared - Other

BP Prudhoe Bay                 Common          055630107              146                10,000            SH      Shared - Other

Cendant                        Common          151313103              241                18,811            SH      Shared - Other

Citigroup                      Common          172967101              203                 5,000            SH      Shared - Other

Dell Computer                  Common          247025109               74                 4,000            SH      Shared - Other
Duff & Phelps Util &
Corp BD TR                     Common          26432K108               65                 5,000            SH      Shared - Other

Duke Energy                    Common          264399106              151                 4,000            SH      Shared - Other

EGlobe, Inc.                   Common          282339209               0                  1,276            SH      Shared - Other

Enzo Biochem                   Common          294100102               89                 5,250            SH      Shared - Other

Hospitality Prop.              Common          44106M102              192                 8,000            SH      Shared - Other

Intel Corp                     Common          458140100               61                 3,000            SH      Shared - Other

Johnson & Johnson              Common          478160104              743                13,400            SH      Shared - Other

Kansas City Pwr                Common          485134100              130                 5,000            SH      Shared - Other

        COLUMN 1              COLUMN 7              COLUMN 8

     Name of Issuer             Other           Voting Authority
                              Managers        Sole        Shared    None
Accenture                         1             500

Alliance Resource                 1          12,000

Amerigas Partners L.P.            1           6,000

Applied Materials Inc             1           5,000

BP Prudhoe Bay                    1          10,000

Cendant                           1          18,811

Citigroup                         1           5,000

Dell Computer                     1           4,000
Duff & Phelps Util &
Corp BD TR                        1           5,000

Duke Energy                       1           4,000

EGlobe, Inc.                      1           1,276

Enzo Biochem                      1           5,250

Hospitality Prop.                 1           8,000

Intel Corp                        1           3,000

Johnson & Johnson                 1          13,400

Kansas City Pwr                   1           5,000

Kinder Morgan Energy
Partners LC Unit LTD           Common          494550106              208                 6,000            SH      Shared - Other

Lam Research                   Common          512807108               17                 1,000            SH      Shared - Other

McData Corp. Class A           Common          580031201               2                    271            SH      Shared - Other

Mutual Risk Mgmt Ltd           Common          628351108               46                 6,000            SH      Shared - Other

Nat'l Semiconductor            Common          637640103               88                 4,000            SH      Shared - Other

Oracle                         Common          68389X105               13                 1,000            SH      Shared - Other

Pacific Century                Common          616400909               21                30,000            SH      Shared - Other

Pfizer Inc.                    Common          717081103              160                 4,000            SH      Shared - Other

PictureTel                     Common          720035302               60                10,000            SH      Shared - Other

Talbots                        Common          874161102              135                 6,000            SH      Shared - Other

Teco                           Common          872375100              108                 4,000            SH      Shared - Other

Tellabs Inc.                   Common          879664100               40                 4,000            SH      Shared - Other

Tyco                           Common          902124106              501                11,000            SH      Shared - Other

Vodafone                       Common          92857W100              110                 5,000            SH      Shared - Other

                                                                     4172

Kinder Morgan Energy
Partners LC Unit LTD                  1          6,000

Lam Research                          1          1,000

McData Corp. Class A                  1            271

Mutual Risk Mgmt Ltd                  1          6,000

Nat'l Semiconductor                   1          4,000

Oracle                                1          1,000

Pacific Century                       1         30,000

Pfizer Inc.                           1          4,000

PictureTel                            1         10,000

Talbots                               1          6,000

Teco                                  1          4,000

Tellabs Inc.                          1          4,000

Tyco                                  1         11,000

Vodafone                              1          5,000